INVESTMENT PROPERTIES - Fair value methodology (Details)	12 Months Ended
Dec. 31, 2018 Y
INVESTMENT PROPERTIES
General period of discounting the expected future cash flows	10 years
Year of application of capitalization rate to the estimated cash flows in that year	11